GOODWILL (Tables)	12 Months Ended
Feb. 28, 2015
GOODWILL
Schedule of changes in the carrying amount of goodwill

	As of February 28, 2014	As of February 28, 2015
Gross amount:
Beginning balance	$2,079,460	$9,034,090
Addition	6,947,717	4,831,683
Exchange difference	6,913	(11,181)
Ending balance	9,034,090	13,854,592

Accumulated impairment loss:
Beginning balance	$(1,524,266)	$(1,524,266)
Charge for the year	—	—
Ending balance	(1,524,266)	(1,524,266)

Goodwill, net	$7,509,824	$12,330,326